UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment [x]; Amendment Number: 1
This Amendment (Check only one.):      [x]  is a restatement.
                                       [ ]  adds new holdings
                                            entries

Institutional Investment Manager Filing this Report:

Name:     Affinity Wealth Management
Address:  1702 Lovering Avenue
          Wilmington, Delaware 19806


Form 13F File Number:  28-1902

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Matthew Simpson
Title:   Investment Associate
Phone:   (302)652-6767

Signature, Place, and Date of Signing:

/s/ Matthew Simpson               Wilmington, DE		 09/30/2012
----------------------------      -----------------------    -------------
[Signature]                       [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting' manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




                             Form 13F SUMMARY PAGE

Report Summary


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    61

Form 13F Information Table Value Total:    $207,128,745.62


List of Other Included Managers
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NONE


                                        	     Value	Shares/  Invstmt
Name of Issuer                    Class	 CUSIP	     (x$1000)   Prn Amt  Dscretn
------------------------         ------- --------    ---------  ------  ------

Apple Inc Com           	Com	37833100	1025	1536	Sole
At&T Inc Com             	Com	00206R102      	374	9909	Sole
Bank Of America 	    	Com	60505104	93	10485	Sole
Blackrock Fds In			91929109	7444	226821	Sole
Blackrock Nation	   		09253C744       144	12911	Sole
Brandywine Fd In	       		10532D107       239	9705	Sole
Buffalo USA Glob	   		                8731	317623	Sole
Chevron Corp Com              	Com	166764100	375	3220	Sole
China Voice Hold	     	Com	16946A100       0	22000	Sole
Envirokare Tech 		Com	                0	30000	Sole
Exxon Mobil Corp	   	Com	30231G102       698	7630	Sole
Fmi Common Stock 	      		30249V109       7036	276685	Sole
Franklin Federal		                   	155	12238	Sole
Franklin High In	 		353538101	2373	1151806	Sole
Franklin High In			                1812	879466	Sole
Franklin Russell 		                   	373	6324	Sole
Franklin Russell			                434	41618	Sole
Fulton Financial 	  	Com	360271100	133	13461	Sole
General Electric	   	Com	369604103	382	16833	Sole
Hartford Eq Inc 			416648558	3620	405408	Sole
Health Mgmt Asso	   	Com	421933102	88	10469	Sole
Intel Corp Com               	Com	458140100	224	9888	Sole
Intl Business Ma	 	Com	459200101	250	1206	Sole
INVESCO Van Kamp		                   	6499	373098	Sole
Ishares Barclay 	   	Com	464287226	46694	415254	Sole
Ishares Barclays 	    	Com	                8031	65962	Sole
iShares Floating 	     	Com	                258	5106	Sole
Ishares Iboxx Hi 	      	Com	                253	2745	Sole
Ishares Msci Eaf	      	Com	464287465	3112	58724	Sole
Ishares Msci Eme	  	Com	464287234	2995	72474	Sole
Ishares S&P 500 	     	Com	464287309	14164	181938	Sole
Ishares S&P 500 	     	Com	464287200	299	2073	Sole
Ishares S&P 500 	    	Com	464287408	8548	129936	Sole
Ishares S&P Mdc		       	Com	464287705	10523	123783	Sole
Ishares S&P Mid		      	Com	464287606	9933	88722	Sole
Ishares S&P Mid		       	Com	464287507	223	2259	Sole
Ishares S&P Sma		     	Com	464287804	203	2629	Sole
Ishares S&P Sma		      	Com	464287887	17530	209662	Sole
Ishares S&P Sma		      	Com	464287879	8109	102644	Sole
Ishares Select 		       	Com	464287168	291	5037	Sole
Ishares Tr Barc		  	Com	464288638	263	2357	Sole
Johnson & Johns		   	Com	478160104	619	8987	Sole
Jts Corp Delist		  	Com	465940104	0	11000	Sole
Mcdonalds Corp 		    	Com	580135101	277	3018	Sole
Priceline.Com  		  	Com	741503403	632	1021	Sole
Public Svc Ente		      	Com	744573106	338	10506	Sole
Ross Stores Inc		  	Com	778296103	258	3991	Sole
Royce Fd Low Pr		    		780905808	220	14847	Sole
Scout Fds Intl 		       		904199403	7550	240143	Sole
Sterling Energy		    	Com	               	0	64370	Sole
Stratton Fds In		     		863137105	4890	88371	Sole
Templeton Globa		       		880208103	4267	318638	Sole
Templeton Globa		       		880208103	3405	254300	Sole
Thornburg Inv I		      		885215558	248	13132	Sole
Vanguard Tax Ex		     		922907209	717	49733	Sole
Vanguard Tax Ex		   		922907704	1135	101302	Sole
Vanguard Total 		     		921937108	164	14676	Sole
Verizon Communi		     	Com	92343V104      	407	8937	Sole
Vishay Intertec		     	Com	928298108	103	10433	Sole
Warnaco Group I		      	Com	934390105	0	22000	Sole
Western Asset F		     		957663602	7967	683318	Sole













REPORT SUMMARY                61   	DATA RECORDS	207128745